Goodwill	12 Months Ended
Mar. 31, 2025
Disclosure of reconciliation of changes in goodwill [abstract]
Goodwill
13.
Goodwill

Goodwill arising upon business combinations is not amortized but tested for impairment at least annually or more frequently if there is any indication that the cash generating unit to which goodwill is allocated is impaired.

The following table presents the changes in goodwill during the years ended March 31, 2025 and 2024:

	As of March 31,
	2025		2024
Opening balance, gross	Rs.	21,201	Rs.	21,193
Goodwill arising on business combinations (1)		7,377		-
Effect of translation adjustments		180		8
Impairment loss (2)		(16,948)		(16,948)
Closing balance	Rs.	11,810	Rs.	4,253

The carrying amount of goodwill (other than those arising upon investment in a joint venture) was allocated to the cash generating units as follows:

	As of March 31,
	2025		2024
PSAI-Active Pharmaceutical Operations	Rs.	997	Rs.	997
Global Generics-Complex Injectables		1,526		1,489
Global Generics-North America Operations		631		631
Global Generics-Branded Formulations (1)		1,229		1,022
Global Generics-Consumer Healthcare Business (1)		7,313		-
Others		114		114
	Rs.	11,810	Rs.	4,253

(1)	Refer to Note 36 of these consolidated financial statements for details regarding goodwill arising on business combinations.
(2)	The impairment loss of Rs.16,948 includes the following:

•
Rs.16,003 pertaining to the Company’s German subsidiary, betapharm Arzneimittel GmbH, which is part of the Company’s Global Generics segment. This impairment loss was recorded for the years ended March 31, 2009 and 2010.

•	Rs.272 pertaining to the Company’s Nimbus Heath business, which is part of the Company’s Global Generics segment. This impairment loss was recorded for the year ended March 31, 2023.

For the purpose of impairment testing, goodwill is allocated to a cash generating unit, representing the lowest level within the Company at which goodwill is monitored for internal management purposes and which is not higher than the Company’s operating segment.

The recoverable amounts of the above cash generating units have been assessed using a value-in-use model. Value in use is generally calculated as the net present value of the projected post-tax cash flows plus a terminal value of the cash generating unit to which the goodwill is allocated. Initially, a post-tax discount rate is applied to calculate the net present value of the post-tax cash flows. Key assumptions upon which the Company has based its determinations of value-in-use include:

a)	Estimated cash flows for five years, based on management’s projections.
b )	The post- tax discount rates used are based on the Company’s weighted average cost of capital.
c )
Terminal value is arrived at by extrapolating the last forecasted year cash flows to perpetuity, using constant long-term growth rate of
1.50% for Consumer Healthcare Business CGU and
0% for other CGU’s. This long-term growth rate takes into consideration external macroeconomic sources of data. Such long-term growth rate considered does not exceed that of the relevant business and industry sector.

d)	The post-tax discount rates and pre-tax discount rates used for Active Pharmaceutical Operations and Branded Formulations are 10.88% and 14.54% respectively.
e)	The post-tax discount rates and pre-tax discount rates used for Complex Injectables and North America Operations are 7.44% and 8.55% respectively.
f)	The post-tax discount rates and pre-tax discount rates used for Consumer Healthcare Business is 11.00% and 12.73% respectively.

The Company believes that any reasonably possible change in the key assumptions on which a recoverable amount is based would not cause the aggregate carrying amount to exceed the aggregate recoverable amount of the cash-generating unit.